Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Allowance for doubtful accounts receivable	$ 15,892		$ 15,892		$ 16,017
Reserve for sales discount	9,594		9,594		10,555
Sales incentives and cooperative advertising	35,010	37,368	65,508	70,023
Shipping and handling costs	56,923	67,128	109,908	125,688
Research and development expense	148,400	253,281	295,369	459,886
Advertising expense	$ 53,783	$ 62,680	$ 92,114	$ 110,010
Nanofilm, Ltd [Member]
Percentage of owned subsidiary	85.50%		85.50%